Schedule of Unrecognized Deductible Temporary Differences (Details)	Jun. 30, 2024 CAD ($)
Major components of tax expense (income) [abstract]
Financing costs	$ 816,676
Lease liabilities	39,290
Investment in SFF shares	1,233,168
Loss carryforwards	6,651,305
Net deferred tax assets	$ 8,740,439